ACQUISITION BY STELLA POINT	6 Months Ended
Jun. 30, 2018
ACQUISITION BY STELLA POINT [Abstract]
ACQUISITION BY STELLA POINT
NOTE 2 – ACQUISITION BY STELLA POINT

On February 1, 2016, the Company and its majority owner at the time, Lindsay Goldberg LLC, entered into an agreement with Stella Point, acquirer, for the sale of the Company. This acquisition was accounted for as a business combination and became effective on February 1, 2017 for a transaction price of $52,000,000 in cash, plus $12,410,000 of rollover equity from certain existing management holders, the assumption of approximately $78,000,000 of the Company’s outstanding debt and an additional funding of $5,000,000 of Company debt. There was no contingent consideration in the transaction.  As a result, Stella Point acquired 80.7% of the voting equity interest in the Company and other minority stockholders acquired the remaining interest, none individually greater than 10%. The purchase price in excess of the fair value of acquired assets was accounted for as goodwill, as discussed further below.

Net Assets Acquired

The acquisition method for a business combination requires that the assets acquired and liabilities assumed be recognized at their allocated fair values as of the February 1, 2017 acquisition date, which is summarized below:

Successor Company
Cash	$43,064,931
Accounts receivables	24,031,575
Prepaid and other current assets	3,712,848
Property and equipment	6,328,146
Other assets	1,345,562
Total tangible assets acquired	78,483,062
Intangible assets acquired	62,660,000
Deferred tax asset, net	2,118,801
Less: Liabilities assumed	(115,111,529)
Net assets	28,150,334

Goodwill	36,259,666
Total purchase price	$64,410,000

The intangible assets acquired consist primarily of a trade name, agent relationships and developed technology. The excess of the purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill, which is attributable to the workforce and reputation of Intermex. The accounting for this business combination has been completed, therefore the measurement period is closed.  Goodwill was not deductible for income tax purposes.

Acquisition-Related Costs

Direct costs related to the Stella Point acquisition were expensed as incurred and included as “transaction costs” in the condensed consolidated statements of operations and comprehensive income (loss). Such costs amounted to $6,212,602 for the Successor period from February 1, 2017 through June 30, 2017, and $3,917,188 for the Predecessor period from January 1, 2017 through January 31, 2017.  The transaction costs in the condensed consolidated statements of operations and comprehensive income (loss) for the three and six months ended June 30, 2018 in the amount of $2,553,301 and $4,014,311, respectively, relate to the merger with FinTech (see Note 11 for further discussion).  These acquisition-related costs include all internal and external costs directly related to the transaction, consisting primarily of legal, consulting, accounting, advisory fees and certain incentive bonuses directly related to the transaction.